SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Advertising (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
Advertising Expense	$ 0	$ 0	$ 0